Commitments	6 Months Ended
Jun. 30, 2021
Disclosure Of Commitments [Abstract]
Commitments	Commitments
Obligations under the loan agreement with the EIB

In the event the EIB loan is repaid early, or in the event of a change of control after repayment of the loan, the amount of royalties due will be equal to the net present value of the royalties as determined by an independent expert, such amount not to be less than €35.0 million. As the variable rate of these royalties is not linked to the performance of the stock market but to the performance of the Company, exposure to market and interest rate risk is considered low.

Any subsidiary whose gross revenues, total assets or EBITDA represent at least 5% of consolidated gross revenues, total assets or EBITDA is required to guarantee EIB borrowings. Subject to certain thresholds and exceptions, the financing agreement does not permit the Company, without the prior consent of the EIB, to dispose of assets outside the ordinary course of its business, to make acquisitions or other external growth transactions, to increase debt, to grant guarantees over assets or to pay dividends.

In the event of prepayment, the Company would be required to pay a cancellation fee, calculated as a percentage of the prepaid amount, which percentage decreases over time, and certain other amounts.

In certain circumstances, including any material adverse change, a change of control of the Company or if Dr. Laurent Levy, Chairman of the Executive Board, ceases to hold office, the Company may be required to pay a cancellation fee. If Dr. Laurent Levy ceases to hold a certain number of shares or ceases to be an officer, the EIB may require early repayment of the loan.

Obligations under the terms of the rental agreements part of the IFRS 16 exemptions

The obligations of the Company related to the leases falling under the practical expedients (leases related to low-value assets and short-term leases) are as follow:

•One short term lease for an office by Nanobiotix Corp., of which the annual rent is €140 thousand; and
•Leases related to low-value assets for Nanobiotix S.A.’s printers, of which the annual rent is around €10 thousand.
Obligations related to the MD Anderson agreement

In January 2019, the Company and MD Anderson announced a large-scale research collaboration.

The collaboration will support multiple phase I/II clinical trials involving around 340 patients with NBTXR3 for use in treating several cancer types – including head and neck, pancreatic, thoracic, lung, gastrointestinal and genitourinary cancers.

As part of the funding for this collaboration, Nanobiotix is committed to pay approximately $11 million for the clinical trials contemplated by the agreement during the course of the collaboration on the basis of patients enrolled during the relevant period. As of June 30, 2021, $2 million have already been invoiced and paid since the beginning of the collaboration. An additional payment will also occur in the event of a successful first registration of NBTXR3 with the FDA. The amount will be determined based on the number of patients enrolled in these clinical trials as of the date of FDA registration. This number increases every year and varies between $2.2 million (if it had been payable in 2020) and $16.4 million (if payable in 2030).

Obligations related to the termination of the PharmaEngine agreement

In March 2021, the Company and PharmaEngine mutually agreed to terminate the license and collaboration agreement entered into in August 2012.
During the six month period ended June 30, 2021, the Company paid $6.5 million to PharmaEngine (€5.4 million converted at the exchange rate on the payment date) in accordance with the termination agreement signed between the parties. PharmaEngine is eligible to receive additional payments of $1 million upon receipt by the Company of clinical study reports and of $5 million upon the second regulatory approval of NBTXR3 in any jurisdiction in the world and for any indication. The Company has also agreed to pay royalties to PharmaEngine at low single-digit royalty rates with respect to sales of NBTXR3 in the Asia-Pacific region for a 10-year period beginning at the date of the first sales in the region.